CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	Subscription Receivable [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Statutory Reserve [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2010	$ 9,685	$ 10,902,815		$ 1,611,756	$ 6,241	$ 207,271	$ 12,737,768
Balance (in Shares) at Dec. 31, 2010	9,685,000
Sale of common stock to St. Joyal	2,235	2,397,765	(1,950,000)				450,000
Sale of common stock to St. Joyal (in Shares)	2,235,000
Outstanding common stock of registrant at date of reverse merger	2,980	(82,980)					(80,000)
Outstanding common stock of registrant at date of reverse merger (in Shares)	2,980,000
Sale of common stock in private placement, net	2,998	3,856,935					3,859,933
Sale of common stock in private placement, net (in Shares)	2,998,267
Net income						5,365,165	5,365,165
Foreign currency translation gain				527,218			527,218
Balance at Dec. 31, 2011	17,898	17,074,535	(1,950,000)	2,138,974	6,241	5,572,436	22,860,084
Balance (in Shares) at Dec. 31, 2011	17,898,267						17,898,267
Sale of common stock in private placement, net	517	1,753,332					1,753,849
Sale of common stock in private placement, net (in Shares)	517,000
Exercise of warrants	71	142,529					142,600
Exercise of warrants (in Shares)	71,300
Stock issued for service	50	137,450					137,500
Stock issued for service (in Shares)	50,000
Net income						5,433,883	5,433,883
Foreign currency translation gain				37,672			37,672
Balance at Dec. 31, 2012	$ 18,536	$ 19,107,846	$ (1,950,000)	$ 2,176,646	$ 6,241	$ 11,006,319	$ 30,365,588
Balance (in Shares) at Dec. 31, 2012	18,536,567						18,536,567